RELATED PARTIES (Details Textual)																						9 Months Ended				12 Months Ended
	Sep. 30, 2013 USD ($)		Sep. 30, 2013 GBP (£)	Mar. 20, 2013 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Aug. 31, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Feb. 13, 2011 USD ($)	Aug. 31, 2010 GBP (£)	Dec. 31, 2009 GBP (£)	Oct. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Sep. 30, 2013 Advisory Agreement [Member] USD ($)	Dec. 31, 2012 Advisory Agreement [Member] GBP (£)	Sep. 30, 2013 Grant Date 3 [Member] USD ($)		Sep. 30, 2013 Grant Date 3 [Member] GBP (£)		Dec. 31, 2012 Grant Date 3 [Member] USD ($)		Dec. 31, 2012 Grant Date 3 [Member] GBP (£)		Jun. 30, 2013 Service Provider [Member] USD ($)
Accounts Payable, Related Parties, Current	$ 717,000	[1]			$ 718,000	[2]					$ 817,000	[2]										$ 309,000								$ 309,000
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Number (in shares)	596,970		596,970		543,135		543,135															309,492	[3]	309,492	[3]	309,492	[4]	309,492	[4]
Common Stock, Par or Stated Value Per Share (in dollars per share)			£ 0.01				£ 0.01	£ 0.01	£ 0.01	£ 0.01			£ 0.01	£ 0.01		£ 0.01	£ 0.01	£ 0.01	£ 0.01					£ 0.01				£ 0.01
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Exercise Price (in dollars per share)																						$ 2.00	[3]			$ 2.00	[4]
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Weighted Average Remaining Contractual Term1																						5 years		5 years		5 years		5 years
Retainer Fee Payable																				2,400	1,500
Due to Other Related Parties	52,000				49,000						49,000
Director Fee Waiver				$ 15,000,000											$ 73,000

[1]	On February 12, 2012, $309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £0.01 par value each, of the Company at an exercise price of $2.00 per share and a life of five years.
[2]	On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.
[3]	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £0.01 par value each. See also Note 9.
[4]	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.